Income taxes - Income Tax Expense (Recovery) Attributable to Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expenses [Line Items]
Current	$ (9,740)	$ 7,843
Deferred	(76,560)	(69,356)
Total	(86,300)	(61,513)
Canada
Income Tax Expenses [Line Items]
Current	4,352	4,184
Deferred	(59,488)	(74,595)
Total	(55,136)	(70,411)
United States
Income Tax Expenses [Line Items]
Current	(14,820)	1,579
Deferred	(23,099)	6,183
Total	(37,919)	7,762
Other regions
Income Tax Expenses [Line Items]
Current	728	2,080
Deferred	6,027	(944)
Total	$ 6,755	$ 1,136